DWS Global Macro Fund Annual Fund Operating Expenses - DWS Global Macro Fund	Feb. 26, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.24%
Other Expenses (as a percentage of Assets):	0.45%	[1]
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	1.31%
Fee Waiver or Reimbursement	(0.19%)
Net Expenses (as a percentage of Assets)	1.12%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.48%	[1]
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	2.10%
Fee Waiver or Reimbursement	(0.23%)
Net Expenses (as a percentage of Assets)	1.87%
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.39%	[1]
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	1.01%
Fee Waiver or Reimbursement	(0.14%)
Net Expenses (as a percentage of Assets)	0.87%
INST Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.29%	[1]
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.91%
Fee Waiver or Reimbursement	(0.04%)
Net Expenses (as a percentage of Assets)	0.87%
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.45%	[1]
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	1.07%
Fee Waiver or Reimbursement	(0.20%)
Net Expenses (as a percentage of Assets)	0.87%

[1]	“Other expenses” are restated to exclude fees related to proxy expenses. “Other expenses” would have been 0.46%, 0.49%, 0.40%, 0.30% and 0.46% for Class A, Class C, Class R6, Institutional Class and Class S, respectively, had proxy expenses been included.